Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Restricted Stock

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
	Number of Restricted Shares	Weighted Average Grant Date Fair Value	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	16,983	$10.82	—	$—
Granted	28,864	10.75	16,983	10.82
Vested	(5,657)	10.82	—	—
Forfeited	(3,140)	10.87	—	—

Nonvested at December 31, 2016	37,050	10.77	16,983	10.82